TAXATION - Income tax expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Current income tax expense	¥ 3,109		¥ 2,511	¥ 387
Deferred tax (benefit)/expense	(505)	$ (69)	(761)	295
Income tax expense	¥ 2,604	$ 357	¥ 1,750	¥ 682